Financial Risk Management - Net Borrowing-to-Equity Ratio (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Total borrowings	₩ 25,970,379	₩ 24,305,662
Less: Cash and cash equivalents	6,670,879	8,053,108
Net borrowings	19,299,500	16,252,554
Total equity	₩ 59,598,600	₩ 58,191,897	₩ 54,713,966	₩ 47,603,523
Net borrowings-to-equity ratio	32.38%	27.93%